Segment Information - Schedule of Long-lived Assets by Geographic Areas (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	$ 3,036.5	$ 2,742.7
The Americas
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	886.8	940.8
Southeast Asia
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	848.0	782.3
Middle East and North Africa
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	582.6	511.0
West Africa
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	533.3	421.1
Europe
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Jack-up drilling rigs, net	$ 185.8	$ 87.5